Loans and Borrowings - Schedule of Loans and Borrowings (Details) - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Disclosure of detailed information about borrowings [line items]
Loans and borrowings, Current	$ 3,713,717	$ 12,490
Loans and borrowings, Noncurrent	1,022,866	34,871
Total Loans and Borrowings	4,736,583	47,361
Bank Loans
Disclosure of detailed information about borrowings [line items]
Loans and borrowings, Current	14,527	12,490
Promissory Notes
Disclosure of detailed information about borrowings [line items]
Loans and borrowings, Current	3,699,190
Bank Loans
Disclosure of detailed information about borrowings [line items]
Loans and borrowings, Noncurrent	22,866	$ 34,871
Promissory Notes
Disclosure of detailed information about borrowings [line items]
Loans and borrowings, Noncurrent	$ 1,000,000